Notes Payable - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2022	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2020	Sep. 30, 2011
Debt Instrument [Line Items]
Debt instrument, convertible, minimum conversion amount							$ 16,000
Conversion of debt, amount	$ 14,181			$ 14,181
Units issued (shares)	8,257,560
Conversion price (usd per share)	$ 9.91
Repayment of other notes payable		$ 27,200
Other Notes Payable
Debt Instrument [Line Items]
Other notes payable						$ 30,000
Proceeds from issuance of preferred equity			$ 40,000
Convertible Debt
Debt Instrument [Line Items]
Convertible note payable							$ 10,281
Convertible debt					$ 14,041
Original borrowing					11,331
Amortized premium					1,050
Accrued interest					$ 3,760